Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Community Development Loans — 96.97%
504 First Lien Loans(b) — 76.63%
Hospitality Properties — 17.18%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%		10/1/2031	$2,066,992	$1,979,632	$1,878,789
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	4,501,281	4,500,000	4,509,810
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	10.500%		10/1/2039	873,740	844,851	851,458
Total Hospitality Properties							7,240,057
Multi-Purpose Properties — 59.45%
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%		6/1/2031	1,477,844	1,423,060	1,393,588
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	300,762	286,656	265,807
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,281,777	1,223,823	1,170,892
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	556,396	535,788	461,587
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%		4/1/2032	948,520	902,993	913,233
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	542,531	518,584	466,347
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		5/1/2046	700,971	666,048	644,841
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%		9/1/2046	524,235	495,893	510,928
Grigorian Investments, LLC, California, 9/2/2014	5 Year SOFR+ 4.500% (6.330% Floor)	6.330%		9/15/2039	486,243	472,556	469,465
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%		2/1/2046	220,670	207,473	202,668
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%		8/1/2030	159,366	150,994	139,823

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Description, State, Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	$466,536	$447,591	$427,790
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	785,723	752,596	701,126
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		2/1/2047	687,258	650,510	635,281
Mary Deno, California, 3/29/2022(f)	30 Day SOFR + 5.800% (6.800% Floor)	6.800%		1/1/2032	1,036,366	989,495	838,795
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		1/1/2047	496,455	469,457	481,405
Nicholas Holdings, LLC, Georgia, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%		10/22/2031	2,744,698	2,641,488	2,330,849
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%		3/1/2047	1,164,004	1,114,993	1,127,682
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,528,293	5,349,422	5,128,544
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%		4/23/2031	671,290	651,775	593,005
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	842,898	799,399	790,598
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,750,695	1,750,000	1,734,792
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year SOFR+ 3.720% (5.370% Floor)	6.700	%(c)	9/15/2044	1,678,039	1,677,985	1,641,372
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	507,814	486,526	445,099

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Description, State, Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
The DiNatale Firm, LLC, Georgia, 12/10/2021(f)	5 Year Prime + 0.500% (5.500% Floor)	5.500%		8/16/2031	$612,768	$588,966	$460,365
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	691,608	657,172	636,537
Watson Osburn Property, LLC, Idaho, 2/9/2015	Prime + 2.750% (5.700% Floor)	11.000%		6/1/2040	451,915	433,235	442,840
Total Multi-Purpose Properties							25,055,259
Total 504 First Lien Loans (identified cost of $34,757,688)							$32,295,316
USDA Rural Development Loans(b) — 20.34%
USDA Guaranteed — 11.16%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (8.700% Fixed)	7.700	%(c)	11/7/2028	617,518	578,615	600,082
Clarke Avenue Realty LLC, Delaware, 4/8/2022(d)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	4.340	%(c)	4/1/2048	3,282,143	3,043,937	3,102,989
Roebuck Fire District, South Carolina, 2/25/2022(d)	4.410% (4.410% Fixed)	3.410	%(c)	5/6/2041	1,103,400	1,086,692	998,681
Total USDA Guaranteed							4,701,752
USDA Non-Guaranteed — 9.18%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (8.700% Fixed)	8.700%		11/7/2028	375,935	373,838	365,090
Clarke Avenue Realty LLC, Delaware, 4/4/2022(d)(g)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	3,047,891	3,043,937	2,735,190
Progressive Medical Management of Batesville, LLC, Mississippi, 12/15/2022(d)(g)	7.161% (7.161% Fixed)	7.161%		12/15/2036	755,330	750,000	618,817
Roebuck Fire District, South Carolina, 1/26/2022(d)	4.410% (4.410% Fixed)	4.410%		5/6/2041	172,638	169,796	151,402
Total USDA Non-Guaranteed							3,870,499
Total USDA Rural Development Loans (identified cost of $9,354,855)							$8,572,251
Total Community Development Loans (identified cost of $44,112,543)							$40,867,567

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Shares	Fair Value
Short-Term Investments — 4.91%
Morgan Stanley Liquidity Fund - Institutional Class, 5.144%(e)	2,070,343	2,070,343
Total Short-Term Investments (Cost $2,070,343)		2,070,343

Total Investments* — 101.88% Cost ($46,182,886)		42,937,910
Liabilities in Excess of Other Assets — (1.88)%		(793,743)
TOTAL NET ASSETS — 100.00%		$42,144,167

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of September 30, 2023 was $44,112,543 and $40,867,567, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

(d)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2023.

(f)	In default.

(g)	In default due to failure to meet minimum debt covenant requirements for debt service coverage ratio (DSCR).

*	All investments and other assets are pledged as collateral on the credit facility.

SOFR Secured Overnight Financing Rate.